S000004354 [Member] Investment Objectives and Goals - iShares Semiconductor ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Semiconductor ETF SOXX | Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S.-listed equities in the semiconductor sector.